Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Taxes [Line Items]
Provision (benefit) for income taxes		$ 19,651	$ 16,950	$ 10,978
Income taxes paid, net of refunds		23,400	23,100	16,000
Gross unrecognized tax benefits related to uncertain tax positions		22,760	17,120	15,593	$ 14,550
Gross unrecognized tax benefits related to uncertain tax positions, if recognized would affect our effective tax rates		19,600	14,400	13,300
Accrued interest expense related to uncertain tax positions net of federal income tax benefits		6,800	5,200	4,300
Interest expense related to uncertain tax positions, net of income tax benefits		$ 1,500	$ 918	$ 36
Regional Operating Centers
Income Taxes [Line Items]
Foreign earnings, taxed at rates lower than U.S. rate as a percentage of foreign income before tax		83.00%	81.00%	71.00%
Federal
Income Taxes [Line Items]
Operating loss carryforwards		$ 476
Capital loss carryforwards		$ 456
Capital loss carryforwards expiration year		2025
State
Income Taxes [Line Items]
Operating loss carryforwards		$ 899
Foreign Country
Income Taxes [Line Items]
Operating loss carryforwards		$ 2,600
Transfer of Intangible Properties
Income Taxes [Line Items]
Provision (benefit) for income taxes	$ (3,300)
Earliest Tax Year | Federal and State
Income Taxes [Line Items]
Operating loss carryforwards expiration year		2025
Latest Tax Year | Federal and State
Income Taxes [Line Items]
Operating loss carryforwards expiration year		2044